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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                      	Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Global High Yield Fund
                 Schedule of Investments  1/31/06 (unaudited)


     Principal Amount                                                Value
     Usd ($)
                 CONVERTIBLE CORPORATE BONDS - 1.0 %
                 Pharmaceuticals & Biotechnology - 0.8 %
                 Biotechnology - 0.0 %
     10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08             $   9,638
                 Pharmaceuticals - 0.8 %
     7,860,000   Pharm Resources, 2.875%, 9/30/10                  $6,572,925
                 Total Pharmaceuticals & Biotechnology             $6,582,563
                 Software & Services - 0.2 %
                 Data Processing & Outsourced Services - 0.2 %
     1,600,000   Pegasus Solutions Inc., 3.875%, 7/15/23           $1,540,000
                 Total Software & Services                         $1,540,000
                 TOTAL CONVERTIBLE BONDS
                 (Cost   $7,791,096)                               $8,122,563
                 ASSET BACKED SECURITIES - 3.1 %
                 Transportation - 1.2 %
                 Airlines - 1.2 %
     1,371,726   American Airlines, Inc., 7.377%, 5/23/19          $1,125,949
     6,211,983   American Airlines, Inc., 7.379%, 5/23/16           5,104,401
     602,222     American Airlines, Inc., 9.71%, 1/30/07             594,694
     343,613     Continental Airlines, Inc., 8.312%, 4/2/11          307,314
     2,494,099   Continental Airlines, Inc., 8.499%, 5/1/11         2,333,329
                                                                   $9,465,687
                 Total Transportation                              $9,465,687
                 Retailing - 0.7 %
                 Distributors - 0.7 %
     5,720,000   NTComex, Inc., 11.75%, 1/15/11 (144A)             $5,577,000
                 Total Retailing                                   $5,577,000
                 Utilities - 1.2 %
                 Electric Utilities - 1.2 %
     1,816,324   FPL Energy National Wind, 6.125%, 3/25/19 (144A)  $1,798,705
     2,147,015   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)    2,112,126
     5,839,802   Ormat Funding Corp., 8.25%, 12/30/20               5,927,399
                                                                   $9,838,230
                 Total Utilities                                   $9,838,230
                 TOTAL ASSET BACKED SECURITIES
                 (Cost   $24,758,571)                              $24,880,917
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
                 Diversified Financials - 0.3 %
                 Other Diversified Finance Services - 0.3 %
     2,500,000   Tower 2004-2A F, 6.376%, 12/15/14                 $2,483,433
                 Total Diversified Financials                      $2,483,433
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost   $2,500,000)                               $2,483,433
                 CORPORATE BONDS - 92.2 %
                 Energy - 12.0 %
                 Coal & Consumable Fuels - 1.6 %
     5,800,000   Adaro Finance BV, 8.5%, 12/8/10 (144A)            $5,916,000
     7,157,737   Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)     7,157,737
                                                                   $13,073,737
                 Oil & Gas Drilling - 1.9 %
     11,000,000  DDI Holding AS, 9.3%, 1/19/12                     $11,110,000
     23,500,000  Thule Drilling, 10.0%, 5/10/07                     3,858,810
                                                                   $14,968,810
                 Oil & Gas Equipment & Services - 4.8 %
     9,793,000   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)       $11,653,670
NOK  85,428,200  Kvaerner ASA, 0.0%, 10/30/11                       12,066,674
     4,000,000   Semgroup LP, 8.75%, 11/15/15 (144A)                4,120,000
     3,700,000   Sevan Marine ASA, 9.75%, 1/31/11                   3,774,000
NOK  43,000,000  Sevan Marine, 9.0%, 3/31/08                        6,703,707
                                                                   $38,318,051
                 Oil & Gas Exploration & Production - 3.2 %
     4,735,000   Baytex Energy, Ltd., 9.625%, 7/15/10              $5,007,262
     60,000      Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)          63,450
     2,230,000   Clayton Williams Energy, 7.75%, 8/1/13             2,193,762
     4,100,000   Delta Petroleum Corp., 7.0%, 4/1/15                3,895,000
     2,000,000   Gazprom International SA., 7.2%, 2/1/20 (144A)     2,126,250
     4,570,000   Harvest Operations Corp., 7.875%, 10/15/11         4,592,850
     6,200,000   Petroquest Energy, Inc., 10.375%, 5/15/12          6,556,500
     1,335,000   Stone Energy Corp., 6.75%, 12/15/14                1,288,275
                                                                   $25,723,349
                 Oil & Gas Storage & Transportation - 0.5 %
     960,000     Inergy LP, 8.25%, 3/1/16 (144A)                   $ 972,000
     1,865,000   Targa Resources, Inc., 8.50%, 11/1/13 (144A)       1,939,600
     1,460,000   Transmontaigne, Inc., 9.125%, 6/1/10               1,489,200
                                                                   $4,400,800
                 Total Energy                                      $96,484,747
                 Materials - 23.1 %
                 Aluminum - 1.7 %
     9,255,000   Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)     $9,139,312
     4,850,000   Indalex Holding, 11.5%, 2/1/14 (144A)              4,813,625
                                                                   $13,952,937
                 Commodity Chemicals - 2.7 %
     515,000     Arco Chemical Co., 9.8%, 2/1/20                   $ 575,512
     5,620,000   Aventine Renewable Energy, Floating Rate Note, 12/15,844,800
     9,465,000   Invista, 9.25%, 5/1/12 (144A)                      10,080,225
     5,530,000   Verasun Energy Corp., 9.875%, 12/15/12 (144A)      5,668,250
                                                                   $22,168,787
                 Construction Materials - 0.5 %
     3,750,000   RMCC Acquisition Co., 9.50%, 11/1/12 (144A)       $3,806,250
                 Diversified Chemical - 3.9 %
     1,770,000   Braskem International, Ltd., 9.375%, 6/1/15 (144A)$1,982,400
     9,570,000   Braskem SA, 11.75%, 1/22/14                        11,866,800
     1,000,000   Braskem SA, 9.75%, 6/1/49                          1,070,000
     755,000     Braskem SA, 11.75%, 1/22/14 (144A)                  936,200
     640,000     Huntsman International LLC., 10.125%, 7/1/09        804,750
EURO 12,000      Huntsman International LLC., 10.125%, 7/1/09         15,089
     5,650,000   LPG International Inc., 7.25%, 12/20/15 (144A)     5,565,250
EURO 5,515,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)               6,968,181
     2,250,000   Resolution Perform Production, 8.0%, 12/15/09      2,297,813
                                                                   $31,506,483
                 Diversified Metals & Mining - 1.4 %
     2,900,000   Freeport-McMoran Copper & Gold, 6.875%, 2/1/09    $2,939,875
     2,550,000   Vale Overseas, Ltd., 8.25%, 1/17/34                2,919,750
     5,295,000   Vedenta Resources Plc, 6.625%, 2/22/10 (144A)      5,188,586
                                                                   $11,048,211
                 Forest Products - 1.7 %
     4,820,000   Ainsworth Lumber, 6.75%, 3/15/14                  $4,150,075
     4,175,000   Mandra Foresty, 12.0%, 5/15/13 (144A)              4,098,598
EURO 10,000      MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)       13,242
     5,125,000   Sino Forest Corp., 9.125%, 8/17/11 (144A)          5,535,000
                                                                   $13,796,915
                 Metal & Glass Containers - 0.6 %
     2,065,000   Anchor Glass Container, 11.0%, 2/15/13            $1,631,350
     2,885,000   Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A) 2,942,700
                                                                   $4,574,050
                 Paper & Packaging - 3.0 %
     7,425,000   AEP Industries, Inc., 7.875%, 3/15/13             $7,239,375
     8,355,000   Graham Packaging Co., 9.875%, 10/15/14             8,313,225
     9,130,000   Graphic Packaging International, 9.5%, 8/15/13     8,650,675
                                                                   $24,203,275
                 Paper Products - 0.9 %
     6,600,000   Exopac Holding Corp., 11.25%, 2/1/14 (144A)       $6,666,000
     1,060,000   Mercer International, Inc., 9.25%, 2/15/13          901,000
                                                                   $7,567,000
                 Precious Metals & Minerals - 0.4 %
     2,625,000   Alrosa Finance SA, 8.875%, 11/17/14 (144A)        $2,999,062
                 Specialty Chemicals - 4.7 %
     5,525,000   Basell Finance Co., 8.1%, 3/15/27 (144A)          $5,248,750
     12,455,000  Crystal US Holdings, Inc., Floating Rate Note, 10/19,216,700
     5,000,000   Ferro Corp., 7.625%, 5/1/13                        5,067,215
     1,329,000   OM Group, Inc., 9.25%, 12/15/11                    1,329,000
     5,570,000   Polyone Corp., 8.875%, 5/1/12                      5,430,750
     7,050,000   Resolution Performance Products, 13.50%, 11/15/10  7,525,875
EURO 1,000,000   Rhodia SA, 8.0%, 6/1/10 (144A)                     1,290,831
EURO 1,947,000   Rhodia SA, 9.25%, 6/1/11                           2,554,643
                                                                   $37,663,764
                 Steel - 1.6 %
     6,210,000   CSN Islands IX Corp., 10.5%, 1/15/15 (144A)       $7,088,715
     2,990,000   CSN Islands IX Corp., 9.50%, 7/1/49 (144A)         3,083,587
     2,410,000   Edgen Acquisition Corp., 9.875%, 2/1/11            2,385,900
                                                                   $12,558,202
                 Total Materials                                   $185,844,936
                 Capital Goods - 9.4 %
                 Aerospace & Defense - 0.1 %
     950,000     DRS Technologies Inc., 7.625%, 2/1/18             $ 964,250
                 Building Products - 2.2 %
     6,715,000   Builders Firstsource Inc., Floating Rate Note, 2/1$6,866,087
     2,990,000   Caue Finance, Ltd., 8.875%, 8/1/15 (144A)          3,296,475
     7,400,000   U.S. Concrete, Inc., 8.375%, 4/1/14                7,548,000
                                                                   $17,710,562
                 Construction & Engineering - 0.5 %
     3,950,000   Dycom Industries, Inc., 8.125%, 10/15/15 (144A)   $4,088,250
                 Construction & Farm Machinery & Heavy Trucks - 2.5 %
     2,230,000   Accuride Corp., 8.5%, 2/1/15                      $2,218,850
     1,435,000   Commercial Vehicle Group, 8.0%, 7/1/13             1,449,350
     20,000      Hines Nurseries, Inc., 10.25%, 10/1/11               19,750
     3,665,000   Navistar International, 6.25%, 3/1/12              3,426,775
     2,280,000   Navistar International, 7.5%, 6/15/11              2,257,200
     3,340,000   Stanadyne Corp., 10.0%, 8/15/14                    3,206,400
     13,800,000  Stanadyne Corp., Floating Rate Note, 2/15/15       7,176,000
                                                                   $19,754,325
                 Heavy Electrical Equipment - 1.0 %
     3,030,000   Altra Industrial Motion, 9.00%, 12/1/11 (144A)    $3,007,275
     4,750,000   Hawk Corp., 8.75%, 11/1/14                         4,809,375
                                                                   $7,816,650
                 Pipes - 0.5%
     3,765,000   Pipe Acquisition Finance, Floating Rate Note, 12/1$3,746,175
                 Trading Companies & Distributors - 2.6 %
     5,225,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)        $4,957,276
     12,950,000  Noble Group, Ltd., 6.625%, 3/17/15 (144A)          11,921,628
EURO 3,500,000   Ray Acquisition., 9.375%, 3/16/15 (144A)           4,528,540
                                                                   $21,407,444
                 Total Capital Goods                               $75,487,656
                 Commercial Services & Supplies - 5.7 %
                 Diversified Commercial Services - 2.9 %
     615,000     Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)       $ 645,750
     7,055,000   Cardtronics Inc., 9.25%, 8/15/13 (144A)            7,055,000
     1,500,000   Cornell Co's Inc., 10.75%, 7/01/12                 1,571,250
     2,930,000   FTI Consulting, 7.625%, 6/15/13 (144A)             3,039,875
     4,720,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14       4,106,400
     7,475,000   United Rentals, Inc., 7.75%, 11/15/13 (b)          7,400,250
                                                                   $23,818,525
                 Environmental & Facilities Services - 2.3 %
     3,820,000   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       $4,278,400
     6,880,000   Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)6,673,600
     1,950,000   New Reclamation Group, 8.125%, 2/1/13 (144A)       2,446,049
     5,300,000   Waste Services Inc., 9.50%, 04/15/14               5,353,000
                                                                   $18,751,049
                 Human Resource & Employment Services - 0.5 %
     4,185,000   Knowledge Learning Center, 7.25%, 02/1/15 (144A)  $3,996,675
                 Total Commercial Services & Supplies              $46,566,249
                 Transportation - 5.6 %
                 Airlines - 1.6 %
     810,000     AMR Corp., 9.0%, 8/1/12 (b)                       $ 738,112
     10,885,000  Continental Air, Inc., 7.568%, 12/1/06             10,719,685
     250,000     Northwest Airlines, Inc., 7.875%, 03/15/08           93,750
     3,100,000   Northwest Airlines, Inc., 10.0%, 2/1/09            1,116,000
                                                                   $12,667,547
                 Airport Services - 0.0 %
     275,000     K&F Acquisition, Inc., 7.75%, 11/15/14            $ 279,812
                 Marine - 2.4 %
     3,251,000   H-Lines Finance Holding, Floating Rate Note, 4/1/1$2,698,330
     1,500,000   Seabulk International, Inc., 9.5%, 8/15/13         1,672,500
     6,375,000   Ship Finance International, Ltd., 8.5%, 12/15/13   5,928,750
     6,920,000   Stena AB, 7.0%, 12/1/16                            6,418,300
     2,660,000   Trailer Bridge, Inc., 9.25%, 11/15/11              2,733,150
                                                                   $19,451,030
                 Railroads - 0.7 %
     4,980,000   TFM SA DE CV, 9.375%, 5/1/12                      $5,478,000
                 School Buses Services - 0.6%
     5,250,000   Atlantic Express Transport, 12.0%, 4/15/08        $4,442,812
                 Trucking - 0.3 %
     2,700,000   Greenbrier Companies, Inc., 8.375%, 5/15/15       $2,814,750
                 Total Transportation                              $45,133,951
                 Automobiles & Components - 3.0 %
                 Auto Parts & Equipment - 0.4 %
     3,890,000   Cooper Standard Auto, 8.375%, 12/15/14            $3,082,825
                 Automobile Manufacturers - 1.5 %
     7,155,000   Ford Motor Credit Corp., 7.375%, 10/28/09         $6,694,182
EURO 5,970,000   General Motors, 7.25%, 7/3/13                      5,330,921
                                                                   $12,025,103
                 Tires & Rubber - 1.1 %
     8,965,000   Goodyear Tire & Rubber, 9.0%, 7/1/15              $8,965,000
                 Total Automobiles & Components                    $24,072,928
                 Consumer Durables & Apparel - 2.1 %
                 Homebuilding - 2.1 %
     4,805,000   Desarrolladora Homex SA, 7.50%, 9/28/15 (144A)    $4,708,900
     5,100,000   WCI Communities, Inc., 6.625%, 3/15/15             4,539,000
     1,820,000   WCI Communities, Inc., 7.875%, 10/1/13             1,774,500
     3,750,000   William Lyon Homes, 7.50%,  2/15/14                3,262,500
     2,480,000   William Lyon Homes, 7.625%, 12/15/12               2,207,200
                                                                   $16,492,100
                 Total Consumer Durables & Apparel                 $16,492,100
                 Consumer Services - 2.6 %
                 Casinos & Gaming - 2.1 %
     6,490,000   Galaxy Entertainment Financial, 9.875%, 12/15/12 ($6,652,250
     1,705,000   MTR Gaming Group., 9.75%, 4/1/10                   1,798,775
     1,855,000   San Pasqual Casino, 8.0%, 9/15/13 (144A)           1,878,188
     6,125,000   Trump Entertainment Resorts, 8.5%, 6/1/15          6,025,469
                                                                   $16,354,682
                 Hotels, Resorts & Cruise Lines - 0.0 %
     10,000      Meristar Hospitality Operations Finance Corp., 10.$  10,513
                                                                   $  10,513
                 Specialized Consumer Services - 0.5 %
     3,450,000   Tui AG, Floating Rate Note, 12/10/10 (144A)       $4,149,491
                 Total Consumer Services                           $20,514,686
                 Media - 5.6 %
                 Broadcasting & Cable Television - 3.5 %
     7,855,000   C&M Finance, Ltd., 8.1%, 2/1/16 (144A)            $7,924,925
     5,000,000   Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)         5,150,000
     1,510,000   Innova S De R.L., 9.375%, 9/19/13                  1,674,212
EURO 1,875,000   Kabel BW Holdings GMBH, Floating Rate Note, 2/3/15 2,340,581
EURO 3,112,435   Kabel Deutsch Holding, Floating Rate Note, 12/15/143,847,470
     7,200,000   Kabel Deutschland GMBH, 10.625%, 7/1/14            7,560,000
                                                                   $28,497,188
                 Movies & Entertainment - 1.3 %
     10,970,000  Interamer De Entret Corp., 8.875%, 6/14/15 (144A) $10,860,300
                 Publishing - 0.7 %
     2,665,000   Sheridan Acquisition Corp. 10.25%, 8/15/11        $2,741,619
     3,580,000   Visant Holding Corp., 10.25%, 12/1/13 (STEP)       2,658,150
                                                                   $5,399,769
                 Total Media                                       $44,757,257
                 Retailing - 0.9 %
                 Computer & Electronics Retail - 0.4 %
     3,690,000   GSC Holdings Corp., 8.0%, 10/1/12 (144A)          $3,583,912
                 Distributors - 0.4 %
EURO 2,150,000   Central Eur Distribution Corp., 8.0%, 7/25/12 (144$2,841,372
                 Specialty Stores - 0.1 %
     590,000     Asbury Automotive Group, 8.0%, 3/15/14            $ 578,200
                 Total Retailing                                   $7,003,484
                 Food & Drug Retailing - 1.4 %
                 Drug Retail - 0.5 %
     4,685,000   Duane Reade, Inc., 9.75%, 8/1/11                  $3,420,050
     375,000     Duane Reade, Inc., Floating Rate Note, 12/15/10     361,875
                                                                   $3,781,925
                 Food Manufacturing - 0.9 %
     3,200,000   Doane Pet Care Co., 10.625%, 11/15/15 (144A)      $3,344,000
     4,095,000   Wornick Co., 10.875%, 07/15/11                     4,258,800
                                                                   $7,602,800
                 Total Food & Drug Retailing                       $11,384,725
                 Food Beverage & Tobacco - 0.6 %
                 Brewers - 0.6 %
     4,519,000   Argentine Beverages, 7.375%, 3/22/12 (144A)       $4,564,190
     120,000     Cia Brasileira de Bebida, 8.75%, 9/15/13            139,800
                                                                   $4,703,990
                 Total Food Beverage & Tobacco                     $4,703,990
                 Health Care Equipment & Services - 2.2 %
                 Health Care Equipment - 1.2 %
     3,000,000   Accellent Inc., 10.5%, 12/1/13 (144A)             $3,135,000
     6,719,000   Hanger Orthopedic Group, 10.375%, 2/15/09 (b)      6,719,000
                                                                   $9,854,000
                 Health Care Services - 1.0 %
     1,760,000   AMR Holdco/Emcar Holdco, 10.0%, 2/15/15           $1,874,400
     3,665,000   Rural/Metro Corp., 9.875%, 3/15/15                 3,939,875
     2,900,000   Medical Services Co., Floating Rate Note, 10/15/11 2,262,000
                                                                   $8,076,275
                 Total Health Care Equipment & Services            $17,930,275
                 Pharmaceuticals & Biotechnology - 1.4 %
                 Pharmaceuticals - 1.4 %
     11,200,000  Warner Chilcott Corp., 8.75%, 2/1/15 (144A)       $10,976,000
                 Total Pharmaceuticals & Biotechnology             $10,976,000
                 Banks - 3.0 %
                 Diversified Banks - 3.0 %
     6,575,000   ATF Bank JSC, 9.25%, 4/12/12 (144A)               $6,907,695
     3,750,000   Kazkommerts Finance 2 BV, Floating Rate Note, 11/294,064,063
     1,900,000   Kazkommerts International BV, 8.0%, 11/3/15        1,997,375
     3,495,000   Russian Stand Bank, 7.5%, 10/7/10 (144A)           3,446,944
     7,070,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A)         7,503,038
                                                                   $23,919,115
                 Total Banks                                       $23,919,115
                 Diversified Financials - 1.2 %
                 Investment Banking & Brokerage - 0.3 %
     2,000,000   Sistema Finance SA, 10.25%, 4/14/08               $2,135,000
                 Other Diversified Financial Services - 0.9 %
     1,625,000   Bombardier Capital, Inc., 7.09%, 3/30/07          $1,629,062
     5,640,000   Dollar Financial Group, 9.75%, 11/15/11            5,830,350
                                                                   $7,459,412
                 Total Diversified Financials                      $9,594,412
                 Insurance - 1.6 %
                 Life & Health Insurance - 0.5 %
     4,191,000   Presidential Life Corp., 7.875%, 2/15/09          $4,138,613
                 Multi-Line Insurance - 0.1 %
     600,000     Hanover Insurance Group, 7.625%, 10/15/25         $ 614,664
                 Property & Casualty Insurance - 0.2 %
     2,000,000   Kingsway America, Inc., 7.5%, 2/1/14              $2,044,494
                 Reinsurance - 0.8 %
     6,055,000   Platinum Underwriters HD, 7.50%, 6/1/17           $6,179,067
                 Total Insurance                                   $12,976,838
                 Real Estate - 1.1 %
                 Real Estate Management & Development - 0.5 %
     3,900,000   Hopson Development Holdings, 8.125%, 11/9/12 (144A$4,065,750
                 Real Estate Investment Trusts - 0.6 %
     5,025,000   Trustreet Properties Inc., 7.5%, 4/1/15           $5,050,125
                 Total Real Estate                                 $9,115,875
                 Technology Hardware & Equipment - 0.5 %
                 Electronic Equipment & Instruments - 0.0 %
     15,000      General Cable Corp., 9.5%, 11/15/10               $  15,975
                 Electronic Manufacturing Services - 0.5 %
     4,460,000   Sanmina-Sci Corp., 6.75%, 3/1/13 (b)              $4,259,300
                 Office Electronics - 0.0 %
     100,000     Xerox Corp., 8.0%, 2/1/27                         $ 103,125
                 Total Technology Hardware & Equipment             $4,378,400
                 Semiconductors - 0.8 %
     4,845,000   Chartered Semiconductor, 6.375%, 8/3/15           $4,833,411
     1,875,000   Magnachip Semiconductor, 8.00%, 12/15/14           1,814,063
                                                                   $6,647,474
                 Total Semiconductors                              $6,647,474
                 Telecommunication Services - 6.9 %
                 Integrated Telecommunication Services - 0.7 %
     3,786,000   Eschelon Operating Co., 8.375%, 03/15/10          $3,502,050
     2,824,000   Eschelon Operating Co., 8.375%, 03/15/10           2,612,200
                                                                   $6,114,250
                 Wireless Telecommunication Services - 6.2 %
     4,475,000   Cell C Pty Ltd., 11.0%, 7/1/15 (144A)             $4,855,375
EURO 1,885,000   Cell C Pty Ltd., 8.625%, 7/1/12 (144A)             2,484,744
     4,885,000   Cleveland Unlimited Inc., Floating Rate Note, 12/154,933,850
     3,300,000   Digicel, Ltd., 9.25%, 9/1/12 (144A)                3,465,000
     2,350,000   Horizon PCS Inc., 11.375%, 7/15/2012               2,708,375
     5,470,000   Inmarsat Finance Plc, Floating Rate Note, 11/15/12 4,560,612
     4,980,000   Mobile Telesystems Finance, 8.0%, 1/28/12          5,129,400
     1,889,000   Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)1,981,089
     928,380     Ntelos Holding Corp., Floating Rate Note, 10/15/13  933,022
CAD  10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                    8,962
CAD  6,200,000   Rogers Wireless, Inc., 7.625%, 12/15/11            5,826,454
     1,466,000   Tele Norte Leste Participacoes, 8.0%, 12/18/13     1,557,625
     850,000     UBS Vimpelcom, 10.0%, 6/16/09                       922,675
     1,750,000   UBS Vimpelcom, 10.0%, 6/16/09 (144A)               1,898,750
     1,850,000   UBS Vimpelcom, 8.375%, 10/22/11 (144A)             1,928,625
     9,860,000   Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 6,507,600
                                                                   $49,702,158
                 Total Telecommunication Services                  $55,816,408
                 Utilities - 1.5 %
                 Electric Utilities - 1.2 %
     6,757,000   AES Chivor, 9.75%, 12/30/14 (144A)                $7,432,700
     2,553,126   Juniper Generation, 6.79%, 12/31/14 (144A)         2,479,060
                                                                   $9,911,760
                 Multi-Utilities - 0.3 %
     2,260,000   Reliant Energy, Inc., 6.75%, 12/15/14             $1,943,600
                 Total Utilities                                   $11,855,360
                 TOTAL CORPORATE BONDS
                 (Cost   $736,068,252)                             $741,656,866
                 FOREIGN GOVERNMENT BONDS - 2.0 %
ITL  2,100,000,00Banco Nac De Desen Econo, 8.0%, 4/28/10           $1,462,510
     2,405,000   Federal Republic of Brazil, 7.875%, 3/7/15         2,608,223
     2,150,000   Republic of Columbia, 10.75%, 1/15/2013            2,698,250
COP  2,510,000,00Republic of Columbia, 11.75%, 3/1/10               1,275,812
COP  10,258,000,0Republic of Columbia, 12.0%, 10/22/15              5,624,392
     285,000     Republic of Ecuador, Floating Rate Note, 8/15/30 (R 275,025
     2,180,000   Republic of Panama, 7.25%, 3/15/15                 2,354,400
                                                                   $16,298,612
                 TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost   $14,036,475)                              $16,298,612
                 MUNICIPAL BONDS - 0.0 %
                 Municipal Airport - 0.0 %
     15,000      New Jersey Economic Development Authority
                 Special Facility Revenue, 7.0%, 11/15/30          $  14,807
                 Municipal  Facilities - 0.0 %
     250,000     East Chicago Industry Exempt Facilities, 7.00%, 01$ 264,105
                 TOTAL MUNICIPAL BONDS                             $ 278,912
                 (Cost   $229,905)                                 $ 278,912
     Shares
                 RIGHTS/WARRANTS - 0.0 %
                 Materials - 0.0 %
                 Forest Products - 0.0 %
     3,250       Mandra Forestry, Exp. 5/15/13 *                   $       0
                 Total Materials
                 Capital Goods - 0.0 %
                 Oil Services - -0.0 %
     133,000     Thule Drilling ASA *                              $       0
                 Total Capital Goods
                 Transportation - 0.0 %
     5,250       Atlantic Express Transportation, Exp. 4/15/08 *   $       0
                 Total Transportation
                 (Cost   $0)                                       $       0

                 TEMPORARY CASH INVESTMENTS - 1.9%
                 Securities Lending Collateral - 1.9%
                 Securities Lending Investment Fund, 4.37%         $15,379,653
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost   $15,379,653)                              $15,379,653
                 TOTAL INVESTMENT IN SECURITIES - 100.6%
                 (Cost   $800,763,952) (a) (b)                     $809,100,956
                 OTHER ASSETS AND LIABILITIES - (0.6)%             $(4,937,133)
                 TOTAL NET ASSETS - 100%                           $804,163,823


     *           Non-income producing
     144A        Security is exempt from registration under Rule 144A of the
Secur

     (a) At January 31, 2006, the net unrealized gain on investments based

                 Aggregate gross unrealized gain for all investment$14,103,168

                 Aggregate gross unrealized loss for all investments(5,766,164)

                 Net unrealized gain                               $8,337,004

     (b)         At January 31, 2005, the following securities were out on loan:
     Shares                           Security                       Value
     607,000     AMR Corp., 9.0%, 8/1/12                           $580,444
     4,477,250   Hanger Orthopedic Group, 10.375% 2/15/09           4,680,249
     4,320,000   Sanmina-Sci Corp., 6.75%, 3/1/13 (b)               4,247,100
     5,606,250   United Rentals, Inc., 7.75%, 11/15/13 (b)          5,641,911
                 Total                                             $15,149,704




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2006

* Print the name and title of each signing officer under his or her signature.